Warranty Provision - Additional Information (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Guarantees [Abstract]
Warranty provisions accrued liabilities	$ 403,627	$ 729,528	$ 296,410	$ 180,151